Borrowings (Tables)	12 Months Ended
Jun. 30, 2021
Borrowings
Schedule of borrowings

The breakdown and the fair value of the Group borrowings as of June 30, 2021 and 2020 was as follows:

	Book value		Fair value
	06.30.21	06.30.20	06.30.21	06.30.20
Non-convertible notes	89,276	515,228	85,620	415,835
Bank loans and others	18,231	104,966	18,231	88,549
Bank overdrafts	9,312	6,433	9,312	6,433
Other borrowings	1,849	2,421	1,849	9,772
Total borrowings (i)	118,668	629,048	115,012	520,589

Non-current	73,233	481,268
Current	45,435	147,780
Total	118,668	629,048

(i)	As of June 2020, includes ARS 468,134 corresponding to the Operations Center in Israel.

Schedule of maturity of the Group's borrowings

The maturity of the Group's borrowings is as follows:

	06.30.21	06.30.20

Capital:
Less than one year	43,275	144,814
Between 1 and 2 years	56,280	96,424
Between 2 and 3 years	13,129	165,720
Between 3 and 4 years	1,812	53,916
Between 4 and 5 years	1,705	48,557
More than 5 years	86	116,217
	116,287	625,648
Accrued interest:
Less than one year	2,160	2,966
Between 1 and 2 years	121	95
Between 2 and 3 years	13	134
Between 3 and 4 years	45	42
Between 4 and 5 years	6	66
More than 5 years	36	97
	2,381	3,400
	118,668	629,048

Schedule of evolution of borrowing

The following table shows a detail of evolution of borrowing during the years ended June 30, 2021 and 2020:

	06.30.21	06.30.20
Balance at the beginning of the year	629,048	717,653
Borrowings	56,677	71,761
Payment of borrowings	(93,577)	(109,030)
Collection / (payment) of short term loans, net	8,160	(3,693)
Interests paid	(20,539)	(32,907)
Accrued interests	16,564	36,584
Currency translation adjustment and exchange differences, net	(44,091)	112,430
Deconsolidation	(425,333)	(143,355)
Financial assets activation	468	-
Repurchase of non-convertible notes	362	(20,493)
Inflation adjustment	(9,233)	(1,500)
Incorporation by business combination	-	2,830
Transfer to / from assets held for sale	-	(1,232)
Reclassifications and other movements	162	-
Balance at the end of the year	118,668	629,048

Schedule of borrowing by type of fixed-rate and floating-rate

The following tables shows a breakdown of Group’s borrowing by type of fixed-rate and floating-rate, per currency denomination and per functional currency of the subsidiary that holds the loans for the fiscal years ended June 30, 2021 and 2020.

	06.30.21
	Argentine Peso	Brazilian Reais	Uruguayan Peso	US Dollar	Total
Fixed rate:
Argentine Peso	18,061	-	-	-	18,061
Brazilian Reais	-	5,616	-	-	5,616
US Dollar	84,609	49	715	50	85,423
Subtotal fixed-rate borrowings	102,670	5,665	715	50	109,100
Floating rate:	-
Argentine Peso	205	-	-	-	205
Brazilian Reais	-	7,134	-	-	7,134
US Dollar	2,027	-	-	202	2,229
Subtotal floating rate borrowings	2,232	7,134	-	202	9,568
Total borrowings	104,902	12,799	715	252	118,668

	06.30.20
	Argentine Peso	Brazilian Reais	Uruguayan Peso	US Dollar	NIS	Total
Fixed rate:
Argentine Peso	11,705	-	-	-	-	11,705
Brazilian Reais	-	2,394	-	-	-	2,394
US Dollar	129,563	165	777	219	(1,745)	128,979
Bolivian pesos	-	-	-	-	2,139	2,139
NIS	-	-	-	-	265,278	265,278
Subtotal fixed-rate borrowings	141,268	2,559	777	219	265,672	410,495
Floating rate:
Argentine Peso	2,905	-	-	-	-	2,905
Brazilian Reais	-	7,325	-	-	-	7,325
US Dollar	5,861	-	-	-	-	5,861
NIS	-	-	-	-	202,462	202,462
Subtotal floating rate borrowings	8,766	7,325	-	-	202,462	218,553
Total borrowings	150,034	9,884	777	219	468,134	629,048

Schedule of debt issuances of the Group's borrowings

The following describes the debt issuances made by the Group for the years ended June 30, 2021, and 2020:

Entity	Class	Issuance / expansion date	Amount in original currency	Maturity date	Interest rate	Principal payment	Interest payment
CRESUD	Class XXVI	ene-20	ARS 1,095	1/30/2021	Badlar + 6.50%	At expiration	Quarterly
CRESUD	Class XXVII	ene-20	USD 5.7	7/30/2021	7.45% n.a.	At expiration	Quarterly
CRESUD	Class XXVIII	ene-20	USD 27.5	4/30/2021	9.00% n.a.	At expiration	Quarterly
CRESUD	Class XXIX	jun-20	USD 83.0	12/09/2021	3.50% n.a	At expiration	Quarterly
CRESUD	Class XXX	ago-20	USD 25	8/31/2023	2.00%	At expiration	Quarterly
CRESUD	Class XXXI	nov-20	USD 30.8	11/12/2023	9.00% n.a.	Annual payments since 2021	Quarterly
CRESUD	Class XXXII	nov-20	USD 34.3	11/12/2022	9.00% n.a	At expiration	Quarterly
CRESUD	Class XXXIV	jun-21	USD 35.7	6/30/2024	6.99% n.a.	Annual payments since 2022	Biannual
BRASILAGRO	n/a	May-21	R$ 240	4/12/2028	IPCA + 5.3658%	50% April 2027 y 50% April 2028	Annual
IRSA	Class I tramo2	ago-19	USD 85	11/15/2020	10.00% n.a.	At expiration	Quarterly
IRSA	Class II	ago-19	CLP 31,503	08/06/2020	10.50% n.a.	At expiration	Quarterly
IRSA	Class II	may-20	ARS 354	02/19/2021	Badlar,+ 0.6% n.a.	At expiration	Quarterly
IRSA	Cass IV	may-20	USD 51	05/19/2021	7% n.a.	At expiration	Quarterly
IRSA	Class V	may-20	USD 9	05/19/2022	9% n.a.	At expiration	Quarterly
IRSA	Class I	nov-20	USD 3.1	03/1/2023	10.00% n.a.	At expiration	Quarterly
IRSA	Class VII	jul-20	USD 33.7	1/21/2022	4.00% n.a.	At expiration	Quarterly
IRSA	Class VIII	nov-20	USD 31.7	11/12/2023	10.00% n.a.	33% in November 21, 33% in November 22, 34% in November 23	Quarterly
IRSA	Class VI	jul-20	ARS 335.2	7/21/2021	Badlar + 4.00%	30% en April 21, 70% at expiration	Quarterly
IRSA	Class IX	nov-20	USD 80.7	03/1/2023	10.00% n.a.	At expiration	Quarterly
IRSA	Class X	nov-20	ARS 701.5	3/31/2022	Badlar + 5.00%	At expiration	Quarterly
IRSA	Class XI	mar-21	USD 15.81	03/01/2024	5.00% n.a.	At expiration	Biannual
IRSA	Class XII	mar-21	UVAs 53.78	3/31/2024	4.00% n.a.	At expiration	Biannual